Shareholders' Equity (Details 1) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Common stock repurchased
Common stock repurchased, shares	22	1
Purchase of treasury stock	$ (550)	$ (16)	$ (4)